As filed with the Securities and Exchange Commission on December 23, 2010.

Registration Nos.

811-08946
333-60833

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 45	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 297	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☑ on December 26, 2010 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on _______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Value and Pacific Value for Prudential Securities individual flexible premium deferred variable annuity contracts.

Filing Fee: None

PROSPECTUS
(Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000950123-10-035855 filed on April 19, 2010, supplemented September 17, 2010, Accession No. 0000950123-10-086771, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION
(Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000950123-10-035855 filed on April 19, 2010 and incorporated by reference herein.)

Supplement dated December 26, 2010 to the Prospectus dated May 1, 2010 for the
Pacific Value variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2010, as supplemented.

The purpose of this supplement is to inform you of two new optional living benefit riders that will be available starting February 14, 2011, subject to state availability.

The AN OVERVIEW OF PACIFIC VALUE section is amended as follows:

The Optional Riders – Optional Living Benefit Riders subsection is amended to include the following:

CoreIncome Advantage 5 Plus (Single)

This optional Rider lets you, before the Annuity Date, withdraw up to 5% of your Protected Payment Base per year (once age 59 1/2 is reached), lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life, if certain conditions are met. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Any reset may include a change in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. Protected Payment Base, Protected Payment Amount, Automatic Reset, Owner-Elected Reset and Reset Date are described in the OTHER OPTIONAL RIDERS – CoreIncome Advantage 5 Plus (Single) section in this supplement.

This Rider is called the Guaranteed Withdrawal Benefit V Rider – Single Life in the Rider attached to your Contract.

CoreIncome Advantage 5 Plus (Joint)

This optional Rider lets you, before the Annuity Date, withdraw up to 5% of your Protected Payment Base per year (once age 59 1/2 is reached), lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount, until the Rider terminates, if certain conditions are met. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.75%) associated with the Rider. Protected Payment Base, Protected Payment Amount, Automatic Reset, Owner-Elected Reset and Reset Date are described in OTHER OPTIONAL RIDERS – CoreIncome Advantage 5 Plus (Joint) section in this supplement.

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status may adversely affect the benefits of this Rider (see CoreIncome Advantage 5 Plus (Joint) – Ownership and Beneficiary Changes).

This Rider is called the Guaranteed Withdrawal Benefit V Rider – Joint Life in the Rider attached to your Contract.

The Periodic Expenses section is amended to include the following:

	Current Charge	Maximum Charge
	Percentage	Percentage

• CoreIncome Advantage 5 Plus (Single) Charge*	0.60%	1.50%
• CoreIncome Advantage 5 Plus (Joint) Charge**	0.80%	1.75%

* If you buy CoreIncome Advantage 5 Plus (Single), the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the current charge percentage (divided by 4) multiplied by the Protected Payment Base. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see the OTHER OPTIONAL RIDERS – CoreIncome Advantage 5 Plus (Single) section in this supplement. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments, decrease due to withdrawals or also change due to Resets. We deduct the charge proportionately from your Investment Options (excluding the DCA Plus Fixed Option) every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract, or if your Contract Value is zero. The annual charge is only waived for the quarter that we are notified of death or annuitization. See the CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges section in this supplement for further information.

** If you buy CoreIncome Advantage 5 Plus (Joint), the annual charge is deducted from your Contract Value on a quarterly basis. The quarterly charge is the current charge percentage (divided by 4) multiplied by the Protected Payment Base. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see the OTHER OPTIONAL RIDERS – CoreIncome Advantage 5 Plus (Joint), section in this supplement. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments, decrease due to withdrawals or also change due to Resets. We deduct the charge proportionately from your Investment Options (excluding the DCA Plus Fixed Option) every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of the death of the surviving Designated Life, upon full annuitization of your Contract, or if your Contract Value is zero. The annual charge is only waived for the quarter that we are notified of death or annuitization. See the CHARGES, FEES, AND DEDUCTIONS – Optional Rider Charges section in this supplement for further information.

Footnote number 6 is replaced with the following:

Only one withdrawal benefit rider (CoreIncome Advantage 5 Plus (Single), CoreIncome Advantage 5 Plus (Joint), CoreIncome Advantage 5, CoreProtect Advantage, CoreIncome Advantage, Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), Lifetime Income Access Plus, Income Access Plus, or Income Access) may be owned or in effect at the same time. Only one income benefit rider (GIA Plus, GIA 5, GIA II, or GIA) may be owned or in effect at the same time. Only one accumulation benefit rider (GPA 3, GPA 5, or GPA) may be owned or in effect at the same time.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

The Optional Rider Charges subsection is amended to include the following:

CoreIncome Advantage 5 Plus (Single) or (Joint) Charge

If you purchase a Rider, we will deduct an annual charge of 0.60% for the Single version or 0.80% for the Joint version from your Investment Options on a quarterly basis. The quarterly deduction is equal to 0.15% for the Single version or 0.20% for the Joint version multiplied by the Protected Payment Base and is deducted from your Contract Value every three months following the Rider Effective Date (“Quarterly Rider Anniversary”). The charge is deducted on a proportionate basis from your Investment Options (excluding the DCA Plus Fixed Option) every Quarterly Rider Anniversary that the Rider remains in effect and when the Rider is terminated.

If the Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted from the Contract Value on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary, we will prorate the charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day the Rider terminates.

Under the Single version, we will waive the charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of the Contract or when the Contract Value is zero. The charge is only waived for the quarter that we are notified of death or annuitization, even if death occurs in a prior quarter. Under the Joint version, we will waive the charge if the Rider terminates as a result of the death of the surviving Designated Life, upon full annuitization of the Contract or when the Contract Value is zero. The charge is only waived for the quarter that we are notified of death or annuitization, even if death occurs in a prior quarter

Change in Annual Charge – The annual charge percentage may change as a result of a Reset. The annual charge percentage will not exceed the maximum annual charge percentage of 1.50% (0.375% quarterly) for the Single version or 1.75% (0.4375% quarterly) for the Joint version. You may elect to opt-out of an Automatic Reset and your annual charge percentage will remain the same as it was before the Automatic Reset. If an Automatic Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

The OTHER OPTIONAL RIDERS section is amended as follows:

The Multiple Rider Ownership subsection is replaced with the following:

Only one withdrawal benefit rider (CoreIncome Advantage 5 Plus (Single), CoreIncome Advantage 5 Plus (Joint), CoreIncome Advantage 5, CoreProtect Advantage, CoreIncome Advantage, Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), Lifetime Income Access Plus, Income Access Plus, or Income Access) may be owned or in effect at the same time. Only one income benefit rider (GIA Plus, GIA 5, GIA II, or GIA) may be owned or in effect at the same time. Only one accumulation benefit rider (GPA 3, GPA 5, or GPA) may be owned or in effect at the same time.

All references to Rider exchanges concerning the Riders listed in the table below are replaced with the following:

Withdrawal Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following withdrawal benefit Riders:

FROM	TO	WHEN

Income Access	CoreIncome Advantage CoreProtect Advantage CoreIncome Advantage 5 Plus (Single) or (Joint)	On any Contract Anniversary.

CoreIncome Advantage 5 Plus (Single) or (Joint)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

CoreIncome Advantage 5	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage CoreIncome Advantage 5 Plus (Single) or (Joint)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

CoreProtect Advantage	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreIncome Advantage 5 Plus (Single) or (Joint)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

CoreIncome Advantage	Income Access	On any Contract Anniversary.

	CoreProtect Advantage CoreIncome Advantage 5 Plus (Single) or (Joint)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Income Access Plus	Income Access CoreIncome Advantage CoreProtect Advantage CoreIncome Advantage 5 Plus (Single) or (Joint)	On any Contract Anniversary.

Lifetime Income Access Plus	Income Access CoreIncome Advantage CoreProtect Advantage CoreIncome Advantage 5 Plus (Single) or (Joint)	On any Contract Anniversary.

Flexible Lifetime Income (Single) or (Joint)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage CoreIncome Advantage 5 Plus (Single) or (Joint)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Foundation 10	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage CoreIncome Advantage 5 Plus (Single) or (Joint)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus (Single) or (Joint)	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage CoreIncome Advantage 5 Plus (Single) or (Joint)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

FROM	TO	WHEN

Automatic Income Builder	Income Access	On any Contract Anniversary.

	CoreIncome Advantage CoreProtect Advantage CoreIncome Advantage 5 Plus (Single) or (Joint)	On any Contract Anniversary beginning with the 5th Contract Anniversary measured from the Contract issue date.

When you elect an exchange, you are terminating your existing Rider and purchasing a new Rider. The Initial Protected Payment Base and Remaining Protected Balance under the new Rider will be equal to the Contract Value on that Contract Anniversary. Generally, if your Contract Value is lower than the Protected Payment Base under your existing Rider, your election to exchange from one rider to another may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. In other words, your existing protected balances will not carryover to the new Rider. If you elect an exchange, you will be subject to the charge for the new Rider in effect at the time of the exchange. Only one exchange may be elected each Contract Year. In addition, there are withdrawal percentages, annual credit percentages, and lifetime income age requirements that differ between the Riders listed above. Work with your financial professional prior to electing an exchange.

The following withdrawal benefit riders are added:

CoreIncome Advantage 5 Plus (Single)

Purchasing the Rider

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary if the age of each Annuitant is 85 years or younger on the date of purchase, the Contract is not issued as an Inherited IRA, Inherited Roth IRA or Inherited TSA, and you allocate your entire Contract Value according to the Investment Allocation Requirements outlined in the Prospectus.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Early Withdrawal – Any withdrawal that occurs before the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age.

Excess Withdrawal – Any withdrawal (except an RMD withdrawal) that occurs after the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age or older, the Protected Payment Amount is equal to 5% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset to 5% of the Protected Payment Base each Contract Anniversary. If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than 59 1/2 years of age, the Protected Payment Amount is equal to zero (0); however, once; the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) reaches age 59 1/2, the Protected Payment Amount will equal 5% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner).

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age or older, the Protected Payment Amount is 5% of the Protected Payment Base. If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than 59 1/2 years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES – IRAs and Qualified Plans section in the Prospectus.

Withdrawal of Protected Payment Amount

When the oldest Owner (youngest Annuitant, in the case of a Non-Natural Owner) is 59 1/2 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 5% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See Sample Calculations - Example #4 for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See Sample Calculations – Example #8 for numerical examples of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,
•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,
•	the Annual RMD Amount is based on this Contract only, and
•	only RMD withdrawals are made from the Contract during the Contract Year.

See Sample Calculations – Example #5 for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See the FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than age 59 1/2 when the Contract Value is zero, the Rider will terminate.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•	the Protected Payment Amount will be paid each year until the date of death of an Owner or the date of death of the sole surviving Annuitant (first Annuitant in the case of a Non-Natural Owner),
•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,
•	no additional Purchase Payments will be accepted under the Contract, and
•	the Contract will cease to provide any death benefit.

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section in this supplement).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or
•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

This Rider terminates upon the death of an Owner or sole surviving Annuitant. If the surviving spouse continues the Contract, the surviving spouse may re-purchase this Rider (if available) on any Contract Anniversary. The existing protected balances will not carry over to the new Rider.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,
•	the date of the death of an Owner or the date of death of the sole surviving Annuitant,
•	for Contracts with a Non-Natural Owner, the date of death of any Annuitant, including Primary, Joint and Contingent Annuitants,
•	the day the Contract is terminated in accordance with the provisions of the Contract,
•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),
•	the day you exchange this Rider for another withdrawal benefit Rider,
•	the Annuity Date (see the Annuitization subsection for additional information),
•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount, or
•	the day the Contract Value is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of a Non-Natural Owner) is younger than age 59 1/2.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount (see the Depletion of Contract Value subsection). In this case, the Rider and the Contract will terminate the date of death of an Owner or the date of death of the sole surviving Annuitant.

CoreIncome Advantage 5 Plus (Joint)

Purchasing the Rider

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary if you meet the following eligibility requirements:

•	the Contract is issued as:

•	Non-Qualified Contract (this Rider is not available if the Owner is a trust or other entity), or
•	Qualified Contract under Code Section 408(a), 408(k), 408A, 408(p) or 403(b), except for Inherited IRAs, Inherited Roth IRAs and Inherited TSAs,

•	both Designated Lives are 85 years or younger on the date of purchase,
•	you allocate your entire Contract Value according to the Investment Allocation Requirements outlined in the Prospectus,
•	the Contract must be structured so that upon the death of one Designated Life, the surviving Designated Life may retain or assume ownership of the Contract, and
•	any Annuitant must be a Designated Life.

For purposes of meeting the eligibility requirements, Designated Lives must be any one of the following:

•	a sole Owner with the Owner’s Spouse designated as the sole primary Beneficiary,
•	Joint Owners, where the Owners are each other’s Spouses, or
•	if the Contract is issued as a custodial owned IRA or TSA, the beneficial owner must be the Annuitant and the Annuitant’s Spouse must be designated as the sole primary Beneficiary under the Contract. The custodian, under a custodial owned IRA or TSA, for the benefit of the beneficial owner, may be designated as sole primary Beneficiary provided that the Spouse of the beneficial owner is the sole primary Beneficiary of the custodial account.

If this Rider is added on a Contract Anniversary, naming your Spouse as the Beneficiary to meet eligibility requirements will not be considered a change of Annuitant on the Contract.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Designated Lives (each a “Designated Life”) – Designated Lives must be natural persons who are each other’s spouses on the Rider Effective Date. Designated Lives will remain unchanged while this Rider is in effect.

To be eligible for lifetime benefits, the Designated Life must:

•	be the Owner (or Annuitant, in the case of a custodial owned IRA or TSA),
•	remain the Spouse of the other Designated Life and be the first in line of succession, as determined under the Contract, for payment of any death benefit.

Early Withdrawal – Any withdrawal that occurs before the youngest Designated Life is 59 1/2 years of age.

Excess Withdrawal – Any withdrawal (except an RMD withdrawal) that occurs after the youngest Designated Life is age 59 1/2 or older and exceeds the Protected Payment Amount.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. If the youngest Designated Life is 59 1/2 years of age or older, the Protected Payment Amount is equal to 5% of the Protected Payment Base, less cumulative withdrawals during that Contract Year and will be reset to 5% of the Protected Payment Base each Contract Anniversary. If the youngest Designated Life is younger than 59 1/2 years of age, the Protected Payment Amount is equal to zero (0). However, once the youngest Designated Life reaches age 59 1/2, the Protected Payment Amount will equal 5% of the Protected Payment Base and will be reset each Contract Anniversary. The initial Protected Payment Amount will depend upon the age of the youngest Designated Life.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider. The initial Protected Payment Base is equal to the initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or the Contract Value, if the Rider Effective Date is on a Contract Anniversary.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Spouse – The Owner’s spouse who is treated as the Owner’s spouse pursuant to federal law. If the Contract is a custodial owned IRA or TSA, the Annuitant’s spouse who is treated as the Annuitant’s spouse pursuant to federal law.

Surviving Spouse – The surviving spouse of a deceased Owner (or Annuitant in the case of a custodial owned IRA or TSA).

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Beginning with the 1st anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base to an amount equal to 100% of the Contract Value. Once the Rider is purchased, you cannot request a termination of the Rider (see the Termination subsection of this Rider for more information).

If the youngest Designated Life is 59 1/2 years of age or older, the Protected Payment Amount is 5% of the Protected Payment Base. If the youngest Designated Life is younger than 59 1/2 years of age, the Protected Payment Amount is zero (0).

The Protected Payment Base may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including an IRA or TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES – IRAs and Qualified Plans section in the Prospectus.

Withdrawal of Protected Payment Amount

When the youngest Designated Life is 59 1/2 years of age or older, you may withdraw up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates. The Protected Payment Amount will be reduced by the amount withdrawn during the Contract Year and will be reset each Contract Anniversary to 5% of the Protected Payment Base. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year. If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. (See Sample Calculations - Example #4 for a numerical example of the adjustments to the Protected Payment Base as a result of an Excess Withdrawal.) If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, the Protected Payment Base will be reduced by an amount that is greater than the excess amount withdrawn.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

Early Withdrawal

If an Early Withdrawal occurs, we will (immediately following the Early Withdrawal) reduce the Protected Payment Base either on a proportionate basis or by the total withdrawal amount, whichever results in a lower Protected Payment Base. See Sample Calculations – Example # 8 for numerical examples of the adjustments to the Protected Payment Base as a result of an Early Withdrawal.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,
•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,
•	the Annual RMD Amount is based on this Contract only,
•	the youngest Designated Life is age 59 1/2 or older, and
•	only RMD withdrawals are made from the Contract during the Contract Year.

See Sample Calculations – Example #5 for numerical examples that describe what occurs when only withdrawals of the Annual RMD Amount are made during a Contract Year and when withdrawals of the Annual RMD Amount plus other non-RMD Withdrawals are made during a Contract Year.

See the FEDERAL TAX ISSUES – Qualified Contracts – Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If the youngest Designated Life is younger than age 59 1/2 when the Contract Value is zero, the Rider will terminate.

If the youngest Designated Life is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal that exceeds the Protected Payment Amount, the Rider will terminate.

If the youngest Designated Life is age 59 1/2 or older and the Contract Value was reduced to zero by a withdrawal (including an RMD withdrawal) that did not exceed the Protected Payment Amount, the following will apply:

•	the Protected Payment Amount will be paid each year until the death of all Designated Lives eligible for lifetime benefits,
•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,
•	no additional Purchase Payments will be accepted under the Contract, and
•	the Contract will cease to provide any death benefit.

Reset of Protected Payment Base

On and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of Rider charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base is changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section in this supplement).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your financial professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the 1st Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or
•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies and the Surviving Spouse (who is also a Designated Life eligible for lifetime benefits) elects to continue the Contract in accordance with its terms, the Surviving Spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Rider terminates.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS – Death Benefits).

Ownership and Beneficiary Changes

Changes to the Contract Owner, Annuitant and/or Beneficiary designations and changes in marital status, including a dissolution of marriage, may adversely affect the benefits of this Rider. A particular change may make a Designated Life ineligible to receive lifetime income benefits under this Rider. As a result, the Rider may remain in effect and you may pay for benefits that you will not receive. You are strongly advised to work with your investment professional and consider your options prior to making any Owner, Annuitant and/or Beneficiary changes to your Contract.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,
•	the date of the death of all Designated Lives eligible for lifetime benefits,
•	upon the death of the first Designated Life, if a death benefit is payable and a Surviving Spouse who chooses to continue the Contract is not a Designated Life eligible for lifetime benefits,
•	upon the death of the first Designated Life, if a death benefit is payable and the Contract is not continued by a Surviving Spouse who is a Designated Life eligible for lifetime benefits,
•	if both Designated Lives are Joint Owners and there is a change in marital status, the Rider will terminate upon the death of the first Designated Life who is a Contract Owner,
•	the day the Contract is terminated in accordance with the provisions of the Contract,
•	the day that neither Designated Life is an Owner (or Annuitant, in the case of a custodial owned IRA or TSA),
•	the day you exchange this Rider for another withdrawal benefit Rider,
•	the Annuity Date (see the Annuitization subsection for additional information),
•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount, or
•	the day the Contract Value is reduced to zero if the youngest Designated Life is younger than age 59 1/2.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount (see the Depletion of Contract Value subsection). In this case, the Rider and the Contract will terminate the date of death of all Designated Lives eligible for lifetime benefits.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. Any Credit Enhancement added to your Contract is not counted as a Purchase Payment and is not included when determining the guarantees under any of the optional living benefit riders. Any calculations for determining a Reset/Step-Up are based on Contract Value, which includes any Credit Enhancement. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Examples 1 through 5 and 8 apply to CoreIncome Advantage 5 (Single) and (Joint).

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$104,000	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	No withdrawals taken.
•	Automatic Reset at Beginning of Contract Year 2.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$104,000	$100,000	$5,000

Activity	$100,000		$208,000	$200,000	$10,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base is increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment).

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 2.
•	Automatic Resets at Beginning of Contract Years 2 and 3.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$104,000	$100,000	$5,000

Activity	$100,000		$208,000	$200,000	$10,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Activity		$5,000	$216,490	$207,000	$5,350

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$216,490	$207,000	$10,350

Year 3 Contract Anniversary	(After Automatic Reset)		$216,490	$216,490	$10,825

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

An automatic reset takes place at Year 2 Contract Anniversary, since the Contract Value ($207,000) is higher than the Protected Payment Base ($200,000). This resets the Protected Payment Base to $207,000 and the Protected Payment Amount to $10,350 (5% × $207,000).

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($10,350), the Protected Payment Base remains unchanged.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $10,825 (5% of the reset Protected Payment Base).

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant (every Designated Life for Joint) is 64 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Automatic Resets at Beginning of Contract Years 2 and 3.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$104,000	$100,000	$5,000

Activity	$100,000		$208,000	$200,000	$10,000

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$10,000

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$10,350

Activity		$25,000	$196,490	$192,634	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$192,634	$9,632

Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$9,825

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $25,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($25,000 > $10,350), the Protected Payment Base immediately after the withdrawal is reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490
•	Protected Payment Base = $207,000
•	Protected Payment Amount = $10,350 (5% × Protected Payment Base; 5% × $207,000 = $10,350)
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $25,000 was taken, which exceeds the Protected Payment Amount of $10,350 for the Contract Year. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $14,650 (total withdrawal amount − Protected Payment Amount; $25,000 − $10,350 = $14,650).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. The Contract Value prior to the withdrawal was $221,490, which equals the $196,490 after the withdrawal plus the $25,000 withdrawal amount. Numerically, the ratio is 6.94% ($14,650 ÷ ($221,490 − $10,350); $14,650 ÷ $211,140 = 0.0694 or 6.94%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $192,634 (Protected Payment Base × (1 − ratio); $207,000 × (1 − 6.94%); $207,000 × 93.06% = $192,634).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $192,634 = $9,632), less cumulative withdrawals during that Contract Year ($25,000), but not less than zero).

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset).

Example #5 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006				$100,000	$5,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125

05/01/2007				$100,000	$5,000
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125

09/15/2007	$1,875			$100,000	$1,250

12/15/2007	$1,875			$100,000	$0

01/01/2008			$8,000

03/15/2008	$2,000			$100,000	$0

05/01/2008				$100,000	$5,000
Contract Anniversary

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected
Activity	RMD	Non-RMD	RMD	Payment	Payment
Date	Withdrawal	Withdrawal	Amount	Base	Amount

05/01/2006			$0	$100,000	$5,000
Contract Anniversary

01/01/2007			$7,500

03/15/2007	$1,875			$100,000	$3,125

04/01/2007		$2,000		$100,000	$1,125

05/01/2007				$100,000	$5,000
Contract Anniversary

06/15/2007	$1,875			$100,000	$3,125

09/15/2007	$1,875			$100,000	$1,250

11/15/2007		$4,000		$96,900	$0

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000
•	Protected Payment Base = $100,000
•	Protected Payment Amount = $1,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount of $1,250. The Protected Payment Base will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (total withdrawal amount − Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount); the calculation is based on the Contract Value and the Protected Payment Amount values immediately before the excess withdrawal. Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base × (1 − ratio); $100,000 × (1 − 3.10%); $100,000 × 96.90% = $96,900).

Example #6 – Lifetime Income.

This example applies to CoreIncome Advantage 5 (Single) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Every Owner and Annuitant is 64 years old.
•	No subsequent Purchase Payments are received.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

			Protected	Protected
Contract		End of Year	Payment	Payment
Year	Withdrawal	Contract Value	Base	Amount

1	$5,000	$96,489	$100,000	$5,000

2	$5,000	$94,384	$100,000	$5,000

3	$5,000	$92,215	$100,000	$5,000

4	$5,000	$89,982	$100,000	$5,000

5	$5,000	$87,681	$100,000	$5,000

6	$5,000	$85,311	$100,000	$5,000

7	$5,000	$82,871	$100,000	$5,000

8	$5,000	$80,357	$100,000	$5,000

9	$5,000	$77,768	$100,000	$5,000

10	$5,000	$75,101	$100,000	$5,000

11	$5,000	$72,354	$100,000	$5,000

12	$5,000	$69,524	$100,000	$5,000

13	$5,000	$66,610	$100,000	$5,000

14	$5,000	$63,608	$100,000	$5,000

15	$5,000	$60,517	$100,000	$5,000

16	$5,000	$57,332	$100,000	$5,000

17	$5,000	$54,052	$100,000	$5,000

18	$5,000	$50,674	$100,000	$5,000

19	$5,000	$47,194	$100,000	$5,000

20	$5,000	$43,610	$100,000	$5,000

21	$5,000	$39,918	$100,000	$5,000

22	$5,000	$36,115	$100,000	$5,000

23	$5,000	$32,199	$100,000	$5,000

			Protected	Protected
Contract		End of Year	Payment	Payment
Year	Withdrawal	Contract Value	Base	Amount

24	$5,000	$28,165	$100,000	$5,000

25	$5,000	$24,010	$100,000	$5,000

26	$5,000	$19,730	$100,000	$5,000

27	$5,000	$15,322	$100,000	$5,000

28	$5,000	$10,782	$100,000	$5,000

29	$5,000	$6,105	$100,000	$5,000

30	$5,000	$1,288	$100,000	$5,000

31	$5,000	$0	$100,000	$5,000

32	$5,000	$0	$100,000	$5,000

33	$5,000	$0	$100,000	$5,000

34	$5,000	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

Withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value has been reduced to zero) until the date of death of an Owner or the date of death of the sole surviving Annuitant (death of any Annuitant for Non-Natural Owners), whichever occurs first.

Example #7 – Lifetime Income.

This example applies to CoreIncome Advantage 5 (Joint) only.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	All Designated Lives are 64 years old.
•	No subsequent Purchase Payments are received.
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.
•	All Designated Lives remain eligible for lifetime income benefits while the Rider is in effect.

				Protected	Protected
Contract		End of Year	Annual	Payment	Payment
Year	Withdrawal	Contract Value	Credit	Base	Amount

1	$5,000	$96,489	$0	$100,000	$5,000

2	$5,000	$94,384	$0	$100,000	$5,000

3	$5,000	$92,215	$0	$100,000	$5,000

4	$5,000	$89,982	$0	$100,000	$5,000

5	$5,000	$87,681	$0	$100,000	$5,000

6	$5,000	$85,311	$0	$100,000	$5,000

7	$5,000	$82,871	$0	$100,000	$5,000

8	$5,000	$80,357	$0	$100,000	$5,000

9	$5,000	$77,768	$0	$100,000	$5,000

10	$5,000	$75,101	$0	$100,000	$5,000

11	$5,000	$72,354	$0	$100,000	$5,000

12	$5,000	$69,524	$0	$100,000	$5,000

13	$5,000	$66,610	$0	$100,000	$5,000

				Protected	Protected
Contract		End of Year	Annual	Payment	Payment
Year	Withdrawal	Contract Value	Credit	Base	Amount

Activity (Death of first Designated Life) 14	$5,000	$63,608	$0	$100,000	$5,000

15	$5,000	$60,517	$0	$100,000	$5,000

16	$5,000	$57,332	$0	$100,000	$5,000

17	$5,000	$54,052	$0	$100,000	$5,000

18	$5,000	$50,674	$0	$100,000	$5,000

19	$5,000	$47,194	$0	$100,000	$5,000

20	$5,000	$43,610	$0	$100,000	$5,000

21	$5,000	$39,918	$0	$100,000	$5,000

22	$5,000	$36,115	$0	$100,000	$5,000

23	$5,000	$32,199	$0	$100,000	$5,000

24	$5,000	$28,165	$0	$100,000	$5,000

25	$5,000	$24,010	$0	$100,000	$5,000

26	$5,000	$19,730	$0	$100,000	$5,000

27	$5,000	$15,322	$0	$100,000	$5,000

28	$5,000	$10,782	$0	$100,000	$5,000

29	$5,000	$6,105	$0	$100,000	$5,000

30	$5,000	$1,288	$0	$100,000	$5,000

31	$5,000	$0	$0	$100,000	$5,000

32	$5,000	$0	$0	$100,000	$5,000

33	$5,000	$0	$0	$100,000	$5,000

34	$5,000	$0	$0	$100,000	$5,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000), the Protected Payment Base remains unchanged.

During Contract Year 13, the death of the first Designated Life occurred. Withdrawals of the Protected Payment Amount (5% of the Protected Payment Base) will continue to be paid each year (even after the Contract Value was reduced to zero) until the Rider terminates.

If there was a change in Owner, Beneficiary or marital status prior to the death of the first Designated Life that resulted in the surviving Designated Life (spouse) to become ineligible for lifetime income benefits, then the lifetime income benefits under the Rider would not continue for the surviving Designated Life and the Rider would terminate upon the death of the first Designated Life.

Example #8 – Early Withdrawals.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	The oldest Owner (youngest Annuitant in the case of a Non-Natural Owner; youngest Designated Life for Joint) is 56 1/2 years old.
•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Automatic Resets at Beginning of Contract Years 2, 3 and 4.

•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected
	Purchase		Contract	Payment	Payment
	Payment	Withdrawal	Value	Base	Amount

Rider Effective Date	$100,000		$104,000	$100,000	$0

Activity	$100,000		$208,000	$200,000	$0

Year 2 Contract Anniversary	(Prior to Automatic Reset)		$207,000	$200,000	$0

Year 2 Contract Anniversary	(After Automatic Reset)		$207,000	$207,000	$0

Activity		$25,000	$196,490	$182,000	$0

Year 3 Contract Anniversary	(Prior to Automatic Reset)		$196,490	$182,000	$0

Year 3 Contract Anniversary	(After Automatic Reset)		$196,490	$196,490	$0

Year 4 Contract Anniversary	(Prior to Automatic Reset)		$205,000	$196,490	$0

Year 4 Contract Anniversary	(After Automatic Reset)		$205,000	$205,000	$10,250

Because the $25,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($25,000 > $0), the Protected Payment Base immediately after the withdrawal is reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490
•	Protected Payment Base = $207,000
•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $25,000 was taken, which exceeds the Protected Payment Amount of $0 for the Contract Year. The Protected Payment Base will be reduced based on the following calculation:

First, determine the early withdrawal amount. The early withdrawal amount is the total withdrawal amount ($25,000).

Second, determine the ratio for the proportionate reduction. The ratio is the early withdrawal amount divided by the Contract Value prior to the withdrawal. The Contract Value prior to the withdrawal was $221,490, which equals the $196,490 after the withdrawal plus the $25,000 withdrawal amount. Numerically, the ratio is 11.29% ($25,000 ÷ $221,490 = 0.1129 or 11.29%).

Third, determine the new Protected Payment Base. The Protected Payment Base is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Protected Payment Base.

To determine the proportionate reduction, the Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $183,630 (Protected Payment Base × (1 − ratio); $207,000 × (1 − 11.29%); $207,000 × 88.71% = $183,630).

To determine the total withdrawal amount reduction, the Protected Payment Base is reduced by the total withdrawal amount. Numerically, after the Protected Payment Base is reduced by the total withdrawal amount, the new Protected Payment Base is $182,000 (Protected Payment Base − total withdrawal amount; $207,000 − $25,000 = $182,000).

Therefore, since $182,000 (total withdrawal amount method) is less than $183,630 (proportionate method) the new Protected Payment Base is $182,000.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). The Protected Payment Amount remains at $0 since the oldest Owner (youngest Annuitant for Non-Natural Owners; youngest Designated Life for Joint) has not reached age 59 1/2.

At Year 4 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). The Protected Payment Amount is set to $10,250 (5% × $205,000) since the oldest Owner (youngest Annuitant for Non-Natural Owners; youngest Designated Life for Joint) reached age 59 1/2.

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2009 and for each of the periods presented which are incorporated by reference from the 2009 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a) Resolution of the Board of Directors of the Depositor authorizing establishment of Separate
Account A and Memorandum establishing Separate Account A.[1]

(b) Memorandum Establishing Two New Variable Accounts—Aggressive Equity and Emerging
Markets Portfolios.[1]

(c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

2.	Not applicable

3.	(a) Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc.
(PSD)[1]

(b) Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers[24]

4.	(a) (1) Individual Flexible Premium Deferred Variable Annuity Contract (Form No.
PV9808)[1]

(2) Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-
1100)[15]

(3) Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-
1108)[18]

(b) Qualified Pension Plan Rider (Form No. R90-Pen-V)[1]

(c) (1) 403(b) Tax-Sheltered Annuity Rider[11]

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-1156)[31]

(d) Section 457 Plan Rider (Form No. R95-457)[1]

(e) Individual Retirement Annuity Rider (Form No. 20-18900)[11]

(f) Roth Individual Retirement Annuity Rider (Form No. 20-19000)[11]

(g) SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[11]

(h) Qualified Retirement Plan Rider[11]

(i) Stepped-Up Death Benefit Rider No. (Form No. R9808.SDB)[1]

(j) (1) Premier Death Benefit Rider (Form No. R9808.PDB)[1]

(2) Premier Death Benefit Rider (Form No. 20-18000)[11]

(k) Guaranteed Income Advantage (GIA) Rider (Form No. 23-111499)[3]

(l) Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[7]

(m) Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[11]

(n) Guaranteed Protection Advantage (GPA) 5 Rider (Form No. 20-19500)[13]

(o) (1) Income Access Rider (Form No. 20-19808)[13]

(2) Income Access Rider (Form No. 20-1104)[17]

(3) Income Access Endorsement (Form No. 15-1122)[22]

(4) Excess Withdrawal Endorsement (Form No. 15-1152C)[29]

(p) DCA Plus Fixed Option Rider (Form No. 20-1103)[16]

(q) Guaranteed Income Advantage II Rider (Form No. 20-1109)[17]

(r) Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[17]

(s) Guaranteed Income Annuity (GIA) Rider (Form No. 20-1118)[19]

(t) (1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider[19]

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)[22]

(3) Excess Withdrawal Endorsement (Form No. 15-1152E)[30]

(u) (1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120)[23]

(2) Excess Withdrawal Endorsement (Form No. 15-1152A)[30]

(v) (1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131)[25]

(2) Excess Withdrawal Endorsement (Form No. 15-1152)[29]

(w) (1) Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135)[26]

(2) Excess Withdrawal Endorsement (Form No. 15-1152B)[29]

(x) Guaranteed Protection Advantage 3 Rider (Form No. 20-1145)[27]

(y) (1) Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146)[27]

(2) Excess Withdrawal Endorsement (Form No. 15-1152)[29]

(z) Guaranteed Withdrawal Benefit III Rider (Form No. 20-1153)[29]

(aa) Guaranteed Withdrawal Benefit Rider (Form No. 20-1154)[29]

(bb) Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-1155)[29]

(cc) Core Withdrawal Benefit Rider (Form No. 20-1162)[32]

(dd) Guaranteed Withdrawal Benefit IV Rider (Form No. 20-1176)[33]

(ee) Core Withdrawal Benefit II Rider (Form No. 20-1178)[34]

(ff) Guaranteed Withdrawal Benefit V Rider — Single Life (Form No. ICC 10:20-1194)

(gg) Guaranteed Withdrawal Benefit V Rider — Joint Life (Form No. ICC 10:20-1195)

5.	(a) (1) Variable Annuity Application for Pacific Value (Form No. 25-12510)[6]

(2) Variable Annuity Application for Pacific Value for Prudential Securities[9]

(3) Variable Annuity Application for Pacific Value (Form No. 25-1100)[15]

(4) Variable Annuity Application for Pacific Value for Prudential Securities
(Form No. 25-1100)[15]

(5) Variable Annuity Application for Pacific Value (Form No. 25-1108)[18]

(6) Variable Annuity Application for Pacific Value (Form No. 25-1108-2)[24]

(b) Variable Annuity PAC APP[1]

(c) Application/Confirmation Form[4]

(d) Guaranteed Earnings Enhancement (EEG) Rider Request Application[7]

(e) Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55- 16600)[11]

(f) Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[13]

(g) Income Access Rider Request Form (Form No. 2315-3A)[13]

(h) Portfolio Optimization Rider Request Form (Form No. 2311-5A)[19]

(i) Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B)[21]

(j) Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-6B)[24]

6.	(a) Pacific Life’s Articles of Incorporation[1]

(b) By-laws of Pacific Life[1]

(c) Pacific Life’s Restated Articles of Incorporation[24]

(d) By-laws of Pacific Life As Amended September 1, 2005[24]

7.	Form of Reinsurance Agreement[28]

8.	(a) Pacific Select Fund Participation Agreement[8]

(b) Addendum to Pacific Select Fund Participation Agreement (to add the Strategic Value and
Focused 30 Portfolios)[8]

(c) Addendum to Pacific Select Fund Participation Agreement (to add nine new Portfolios)[8]

(d) Form of The Prudential Series Fund, Inc. Participation Agreement[9]

(e) Addendum to the Fund Participation Agreement (to add the Equity Income and Research
Portfolios)[11]

(f) Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select
Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital
Research and Management Company[20]

(g) Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and
Diversified Bond)[24]

(h) Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[29]

(i) Form of BlackRock Variable Series Fund, Inc. Participation Agreement[29]

(1) Amendment to Participation Agreement[34]

(j) Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[29]

(1) First Amendment to Participation Agreement[34]

(k) Form of AllianceBernstein Investments, Inc. Administrative Services Agreement[29]

(l) Form of BlackRock Distributors, Inc. Administrative Services Agreement[29]

(1) Amendment to Administrative Services Agreement[34]

(m) Form of Franklin Templeton Services, LLC Administrative Services Agreement[29]

(1) First Amendment to Administrative Services Agreement[34]

(n) Form of AIM Variable Insurance Funds Participation Agreement[31]

(o) Form of Invesco Aim Distributors, Inc. Distribution Services Agreement[31]

(p) Form of Invesco Aim Advisors, Inc. Administrative Services Agreement[31]

(q) Form of GE Investments Funds, Inc. Participation Agreement[31]

(1) Amendment to Participation Agreement[34]

(r) Form of GE Investment Distributors, Inc. Distribution and Services Agreement (Amended and Restated)[34]

(s) Form of Van Kampen Life Investment Trust Participation Agreement[31]

(t) Form of Van Kampen Funds, Inc. Shareholder Service Agreement[31]

(u) Form of Van Kampen Asset Management Administrative Services Letter Agreement[31]

(v) Form of GE Investments Funds, Inc. Investor Services Agreement[34]

(1) First Amendment to Investor Services Agreement[34]

(w) Form of PIMCO Variable Insurance Trust Participation Agreement[34]

(x) Form of Allianz Global Investors Distributors LLC Selling Agreement[34]

(y) Form of PIMCO LLC Services Agreement[34]

9.	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[34]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney[35]

[1]	Included in Registrant’s Form Type N-4/B, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N-4, File No. 333-60833, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.

[3]	Included in Registrant’s Form Type 497, File No. 333-60833, Accession No. 0001017062-99-001498, filed on August 17, 1999, and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000578, filed on February 29, 2000, and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000954, filed on April 21, 2000, and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-002449, filed on December 7, 2000, and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0001017062-01-000458, filed on March 2, 2001, and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-01-500166, filed on May 1, 2001, and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0001017062-01-500473, filed on June 15, 2001, and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0000898430-01-503117, filed October 25, 2001, and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 001017062-02-002151, filed on December 19, 2002 and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-03-000935, filed on April 28, 2003 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001193125-03-015148, filed on June 30, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001193125-03-043305, filed on August 28, 2003 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001193125-04-031218, filed on February 27, 2004 and incorporated by reference herein.

[18]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0000892569-04-000263, filed on March 2, 2004 and incorporated by reference herein.

[19]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0000892569-04-000883, filed on October 15, 2004 and incorporated by reference herein.

[20]	Included in Registrant’s Form N-4/B, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253, filed on April 19, 2005 and incorporated by reference herein.

[21]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000892569-05-000268 filed on April 21, 2005 and incorporated by reference herein.

[22]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000892569-05-000441 filed on June 15, 2005 and incorporated by reference herein.

[23]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0000892569-05-000571 filed on August 2, 2005 and incorporated by reference herein.

[24]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000892569-06-000529 filed on April 18, 2006 and incorporated by reference herein.

[25]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0000892569-06-001252 filed on October 19, 2006 and incorporated by reference herein.

[26]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000892569-07-000447, filed on April 17, 2007, and incorporated by reference herein.

[27]	Included in Registrant’s Form N-4/A, File No. 333-141135, Accession No. 0000892569-07-001521, filed on December 12, 2007, and incorporated by reference herein.

[28]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000892569-08-000623, filed on April 22, 2008, and incorporated by reference herein.

[29]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000892569-08-000961, filed on July 2, 2008, and incorporated by reference herein.

[30]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000892569-08-001268, filed on September 11, 2008, and incorporated by reference herein.

[31]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000892569-08-001557, filed on December 4, 2008, and incorporated by reference herein.

[32]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000892569-09-000061, filed on February 9, 2009, and incorporated by reference herein.

[33]	Included in Registrant’s Form N-4/A, File No. 333-136597, Accession No. 0000950123-09-050719, filed on October 16, 2009, and incorporated by reference herein.

[34]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

[35]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000950123-10-086771 filed on September 17, 2010, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Positions and Offices
Name and Address	with Pacific Life
James T. Morris	Director, Chairman, President and Chief Executive Officer

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

Sharon. A. Cheever	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Secretary

Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Brian D. Klemens	Vice President and Controller

Dewey P. Bushaw	Executive Vice President

Denis P. Kalscheur	Senior Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A.
     The following is an explanation of the organization chart of Pacific Life’s subsidiaries:
Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC #	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	100
Kierland One, LLC	Delaware	100
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P. #	Delaware	99.9
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Santa Rosa, LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Life Fund Advisors LLC +	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C. #	Delaware	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG International Ltd.	Bermuda	100
ACG Acquisition Ireland III Limited	Ireland	100
ACG Acquisition Ireland IV Ltd.	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Investment Capital Partners LLC	Delaware	50
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	50
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition (Bermuda) Ltd.	Bermuda	100
ACG Acquisition Ireland Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Acquisition Ireland 2004-1 Limited	Ireland	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 169 LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30289 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Acquisition 30288 LLC	Delaware	100
ACGCP Acquisition 979 LLC	Delaware	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re Holdings Limited	U.K.	100
Pacific Life Re Services Limited	U.K.	100
Pacific Life Re Limited	U.K.	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100

#	Abbreviated structure

+	A Division of Pacific Life Fund Advisors LLC does business as Pacific Asset Management

Item 27. Number of Contractholders

1) Pacific Value — Approximately	141,984	Qualified
	58,026	Non-Qualified

2) Pacific Value for Prudential Securities — Approximately	67	Qualified
	112	Non-Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 45 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 23rd day of December, 2010.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

James T. Morris*

Director, Chairman, President and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:

James T. Morris*

Director, Chairman, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	James T. Morris*	Director, Chairman, President and Chief Executive Officer	December 23, 2010

	Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 23, 2010

	Sharon A. Cheever*	Director, Senior Vice President and General Counsel	December 23, 2010

	Audrey L. Milfs*	Director, Vice President and Secretary	December 23, 2010

	Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	December 23, 2010

	Brian D. Klemens*	Vice President and Controller	December 23, 2010

	Dewey P. Bushaw*	Executive Vice President	December 23, 2010

	Denis P. Kalscheur*	Senior Vice President and Treasurer	December 23, 2010

*By:	/s/ SHARON A. CHEEVER		December 23, 2010

Sharon A. Cheever as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 44 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-60833, Accession No. 0000950123-10-086771, filed on September 17, 2010, as Exhibit 13).